Cash and Bank Balances (Details) - Schedule of Cash and Bank Balances	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)	Jun. 30, 2023 USD ($)
Cash and Bank Balances (Details) - Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances	RM 31,453,867		RM 28,171,145
Deposits with license banks	24,729,745	$ 5,296,583
Cash and bank balances	RM 56,183,612		RM 28,171,145	RM 8,106,006	$ 12,033,329